UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

Seascape Focus Growth Fund
August 31, 2008 (Unaudited)
Schedule of Investments

			Shares	Value
COMMON STOCKS - 98.93%
Auto Components - 1.63%
Cooper Tire & Rubber Co.			2,375	$22,705

Biotechnology - 3.76%
Cubist Pharmaceuticals, Inc. (a)			2,375	52,321

Capital Markets - 4.70%
The Charles Schwab Corp.			2,725	65,373

Chemicals - 12.13%
Hercules, Inc.			2,725	58,724
Terra Industries, Inc.			2,190	110,047
				168,771
Computers & Peripherals - 4.99%
Western Digital Corp. (a)			2,545	69,377

Diversified Telecommunication Services - 4.25%
Tele Norte Leste Participacoes SA			2,545	59,095

Electronic Equipment & Instruments - 4.50%
Ingram Micro, Inc. (a)			2,025	38,293
L.G. Philips LCD Co., Ltd. - ADR (a)			1,975	24,332
				62,625
Energy Equipment & Services - 4.04%
Acergy SA - ADR			2,030	34,957
Global Industries Ltd. (a)			2,190	21,177
				56,134
Food Products - 2.66%
Tyson Foods, Inc.			2,545	36,953

Health Care Providers & Services - 4.08%
Eclipsys Corp. (a)			2,545	56,779

Industrial Conglomerates - 4.20%
ABB Ltd. - ADR			2,375	58,354

Internet & Catalog Retail - 2.84%
Insight Enterprises, Inc. (a)			2,375	39,520

Internet Software & Services - 3.04%
Omniture, Inc. (a)			2,375	42,323

IT Services - 3.25%
Satyam Computer Services Ltd. - ADR			2,030	45,188

Marine - 8.00%
Diana Shipping, Inc.			2,030	57,611
Eagle Bulk Shipping, Inc.			2,030	53,734
				111,345
Metals & Mining - 7.82%
Fording Canadian Coal Trust			300	26,844
Gerdau SA			4,380	81,950
				108,794
Semiconductor & Semiconductor Equipment - 12.25%
Altera Corp.			2,375	53,770
Applied Materials, Inc.			2,545	45,606
Cypress Semiconductor Corp. (a)			2,190	71,000
				170,376
Software - 7.28%
Check Point Software Technologies (a)			2,190	53,633
Jack Henry & Associates, Inc.			2,375	47,571
				101,204
Tobacco - 3.51%
Vector Group Ltd.			2,642	48,771

TOTAL COMMON STOCKS (Cost $1,495,170)				1,376,008

SHORT TERM INVESTMENTS - 2.75%
Aim Liquid Assets
2.539% (b)			38,219	38,219

TOTAL SHORT TERM INVESTMENTS (Cost $38,219)				38,219

Total Investments (Cost $1,533,389) - 101.68%				1,414,227
Liabilities in Excess of Other Assets - (1.68)%				(23,351)
TOTAL NET ASSETS - 100.00%				$1,390,876

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

The cost basis of investments for federal income tax purposes at August 31, 2008
	was as follows*:

	Cost of investments			$1,533,389
	Gross unrealized appreciation			53,890
	Gross unrealized depreciation			(173,052)
	Net unrealized depreciation			$(119,162)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$1,414,227	$1,414,227	$0	$0
Total	$1,414,227	$1,414,227	$0	$0

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

By        /s/ John Buckel
  John Buckel, Treasurer

Date                      October 28, 2008